Reclamation Bonds	12 Months Ended
Dec. 31, 2019
Disclosure of Reclamation Bonds [Abstract]
Reclamation Bonds

NOTE 6 - Reclamation Bonds

In relation to its exploration and evaluation assets, the Company has posted reclamation bonds as at December 31, 2019 of $2,122,559 (US$1,634,040) (2018 - $2,154,027 (US$1,581,158)).